ACQUISITIONS AND FORECLOSURES (Flagstone Gardens - Houston, Texas) (Details) (Flagstone Gardens - Houston, Texas [Member], USD $)	0 Months Ended
Dec. 21, 2012
Flagstone Gardens - Houston, Texas [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 5,500,000
Payment of acquisition fees	111,000
Acquisition fee, percentage	2.00%
Rental property:
Land	1,444,000
Buildings	3,795,000
Rental property	5,239,000
Acquired intangibles − in-place leases	262,000
Prepaid real estate insurance	54,000
Security deposits	(13,000)
Fair value assigned	$ 5,542,000